TAXATION (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of income tax expense (credit) are as follows:

(in thousands of $)	2016	2015	2014
Current tax expense (credit):
United Kingdom	411	(1,098)	852
Indonesia	5,579	3,641	544
Brazil	1,350	716	1,136
Kuwait	2,146	2,133	1,945
Total current tax expense	9,486	5,392	4,477
Deferred tax expense (income):
Indonesia	5,304	(869)	(9,524)
Jordan	2,068	1,146	—
Total income tax expense (credit)	16,858	5,669	(5,047)

Schedule of Effective Income Tax Rate Reconciliation
The income taxes for the years ended December 31, 2016, 2015 and 2014 differed from the amounts computed by applying the Marshall Islands statutory income tax rate of 0% as follows:

(In thousands of $)	2016	2015	2014
Effect of change on uncertain tax positions relating to prior year	133	(1,894)	(5,042)
Effect of recognition of deferred tax asset	—	(4,945)	(9,524)
Effect of taxable income in various countries	16,725	12,508	9,519
Total tax expense (credit)	16,858	5,669	(5,047)

Schedule of Earliest Open Tax Periods
The following table summarizes the earliest tax year that remain subject to examination by the major taxable jurisdictions in which we operate:

Jurisdiction	Earliest
UK	2013
Brazil	2011
Indonesia	2014
Kuwait	2016
Jordan	2015

Schedule of Deferred Tax Assets and Liabilities
A reconciliation of deferred tax assets, net, is shown below:

Indonesia

(in thousands of $)	2016	2015	2014
Balance at January 1	10,393	9,524	—
Recognition of deferred tax assets on previously unrecognized losses	—	4,945	13,920
Utilization of tax losses	(5,307)	(4,076)	(4,396)
Balance at December 31	5,086	10,393	9,524

Jordan

(in thousands of $)	2016	2015
Balance at January 1	(1,146)	—
Adjustment in respect of prior year	150	—
(Utilization of tax losses)/recognition of deferred tax asset on tax losses	(409)	956
Recognition of deferred liability on fixed asset temporary differences	(1,805)	(2,102)
Balance at December 31	(3,210)	(1,146)

Deferred taxes are classified as follows:

Indonesia

(in thousands of $)	2016	2015
Short-term deferred tax asset	5,086	—
Long-term deferred tax asset	—	10,393
Deferred tax asset	5,086	10,393

Jordan

(in thousands of $)	2016	2015
Long-term deferred tax asset	534	956
Long-term deferred tax liability	(3,744)	(2,102)
Net deferred tax liability	(3,210)	(1,146)

Summary of Operating Loss Carryforwards
Expiration of net operating losses carried forward relating to the NR Satu and the Golar Eskimo are as follows:

(in thousands of $)	Amount	Date of expiry
Net operating losses in 2013 (NR Satu)	20,341	2018
Net operating losses in 2015 (Golar Eskimo)	11,030	2020